ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2015
ACQUISITION [Abstract]
Schedule of Consideration Transferred
Cash paid to OTI upon Closing	$8,788
Contingent consideration:
Short-term	1,950
Long-term	3,359

Total fair value of consideration paid	$14,097

Schedule of Intangible Assets Acquired
Customer contracts	$5,745
Software and other IP	5,303
Goodwill	3,722
Total intangible assets acquired	14,770

Schedule of Future Amortization Expense
$
2016	1,101
2017	966
2018	855
2019	764
2020	690
2021	629
2022-2028	3,261